Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of April 2015
Collection Period Start	1-Apr-15	Distribution Date	15-May-15
Collection Period End	30-Apr-15	30/360 Days	30
Beg. of Interest Period	15-Apr-15	Actual/360 Days	30
End of Interest Period	15-May-15

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,517,865,698.77	545,293,497.70	486,542,459.29	0.3205438
Total Securities		1,517,865,698.77	545,293,497.70	486,542,459.29	0.3205438
Class A-1 Notes	0.230000%	195,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.450000%	195,000,000.00	0.00	0.00	0.0000000
Class A-2b Notes	0.311500%	400,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	0.610000%	360,000,000.00	177,427,798.93	118,676,760.52	0.3296577
Class A-4 Notes	0.740000%	109,825,000.00	109,825,000.00	109,825,000.00	1.0000000
Certificates	0.000000%	258,040,698.77	258,040,698.77	258,040,698.77	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	58,751,038.41	90,192.46	163.1973289	0.2505346
Class A-4 Notes	0.00	67,725.42	0.0000000	0.6166667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	58,751,038.41	157,917.88

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				7,446,878.78
Monthly Interest				2,499,343.99
Total Monthly Payments				9,946,222.77

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				313,311.72
Aggregate Sales Proceeds Advance				26,103,948.71
Total Advances				26,417,260.43

Vehicle Disposition Proceeds:
Reallocation Payments				36,257,689.55
Repurchase Payments				2,523,258.57
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				16,831,389.01
Excess Wear and Tear and Excess Mileage				357,184.44
Remaining Payoffs				0.00
Net Insurance Proceeds				398,691.72
Residual Value Surplus				1,000,111.80
Total Collections				93,731,808.29

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	26,132,426.00			1,719
Involuntary Repossession	274,062.00			20
Voluntary Repossession	138,363.00			7
Full Termination	9,712,838.55			644
Bankruptcy	-			-
Insurance Payoff		394,030.85		21
Customer Payoff			391,017.64	21
Grounding Dealer Payoff			11,427,303.05	606
Dealer Purchase			4,112,802.79	205
Total	36,257,689.55	394,030.85	15,931,123.48	3,243

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of April 2015

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	28,865	608,942,016.77	7.00000%	545,293,497.70
Total Depreciation Received		(8,797,300.66)		(7,118,769.24)
Principal Amount of Gross Losses	(41)	(842,590.49)		(750,896.19)
Repurchase / Reallocation	(156)	(2,640,937.36)		(2,523,258.57)
Early Terminations	(1,211)	(23,075,667.46)		(20,864,084.73)
Scheduled Terminations	(1,613)	(29,831,400.33)		(27,494,029.68)
Pool Balance - End of Period	25,844	543,754,120.47		486,542,459.29

Remaining Pool Balance
Lease Payment				65,766,004.31
Residual Value				420,776,454.98
Total				486,542,459.29

III. DISTRIBUTIONS

Total Collections					93,731,808.29
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					93,731,808.29

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					431,650.79
3. Reimbursement of Sales Proceeds Advance					33,159,020.09
4. Servicing Fee:
Servicing Fee Due					454,411.25
Servicing Fee Paid					454,411.25
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					34,045,082.13

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					0.00

Class A-2 Notes Monthly Interest Paid					0.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					0.00

Class A-2 Notes Monthly Interest Paid					0.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					90,192.46

Class A-3 Notes Monthly Interest Paid					90,192.46
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of April 2015

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	67,725.42

Class A-4 Notes Monthly Interest Paid	67,725.42
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	157,917.88
Total Note and Certificate Monthly Interest Paid	157,917.88
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	59,528,808.28

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	58,751,038.41

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	58,751,038.41
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	777,769.87

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of April 2015

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		7,589,328.49
Required Reserve Account Amount		22,767,985.48
Beginning Reserve Account Balance		22,767,985.48
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		22,767,985.48
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		777,769.87
Gross Reserve Account Balance		23,545,755.35
Remaining Available Collections Released to Seller		777,769.87
Total Ending Reserve Account Balance		22,767,985.48

V. POOL STATISTICS

Weighted Average Remaining Maturity		6.20
Monthly Prepayment Speed		91%
Lifetime Prepayment Speed		76%

	$	units
Recoveries of Defaulted and Casualty Receivables	834,368.37
Securitization Value of Defaulted Receivables and Casualty Receivables	750,896.19	41
Aggregate Defaulted and Casualty Gain (Loss)	83,472.18
Pool Balance at Beginning of Collection Period	545,293,497.70
Net Loss Ratio	0.0153%

Cumulative Net Losses for all Periods	0.2050%	3,111,299.05

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	4,044,483.06	233
61-90 Days Delinquent	1,014,224.34	58
91-120+ Days Delinquent	428,698.46	23
Total Delinquent Receivables:	5,487,405.86	314
60+ Days Delinquencies as Percentage of Receivables	0.26%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	35,845,264.55	2354
Securitization Value	38,052,275.60
Aggregate Residual Gain (Loss)	(2,207,011.05)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	329,752,095.39	21,466
Cumulative Securitization Value	356,898,866.17
Cumulative Residual Gain (Loss)	(27,146,770.78)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		54,549,460.25
Reimbursement of Outstanding Advance		33,159,020.09
Additional Advances for current period		26,103,948.71
Ending Balance of Residual Advance		47,494,388.87

Beginning Balance of Payment Advance		974,626.86
Reimbursement of Outstanding Payment Advance		431,650.79
Additional Payment Advances for current period		313,311.72
Ending Balance of Payment Advance		856,287.79

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of April 2015

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No